Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

March 8, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK—0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A. The purpose of this filing is to update the disclosures regarding the Trust’s Dreman Small Cap Value Portfolio (to be renamed JPMorgan Small Cap Value Portfolio) in connection with a change in subadviser.

The Registration Statement contains the Prospectus and Statement of Additional Information, to be dated April 29, 2013, for the JPMorgan Small Cap Value Portfolio. The Trust anticipates that it will request that the Securities and Exchange Commission accelerate the effective date of this Post-Effective Amendment No. 55 to on or about April 12, 2013.

This filing also contains appropriate exhibit(s). Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.